Corporate and Business Information	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Corporate and Business Information [Abstract]
Corporate and business information

Note 1. Corporate and business information

Nvni Group Limited (“Nvni Group” “Nuvini” or the “Company”) is a Cayman Island exempted limited liability company, incorporated on November 16, 2022. The registered office of the Company is CO Services Cayman Limited, P.O. Box 10008, Willow House, Cricket Square, Grand Cayman, KY1-1001, Cayman Islands. The Company’s principal executive office is located at Rua Jesuíno Arruda, nº769, sala 20B, Itaim Bibi, in São Paulo, Brazil.

Nvni Group is a holding company and conducts substantially all of its business through Nuvini S.A. and its acquired subsidiaries (collectively, the “Nuvini Acquired Companies”). For periods prior to February 26, 2023, the financial statements represent the results of operations of Nuvini S.A. and periods after February 26, 2023 represent the results of operations of Nvni Group. Nuvini and its subsidiaries, including the Nuvini Acquired Companies, will be referred to collectively herein as the “Group”.

Nuvini’s strategy is focused on acquiring and operating established companies in the business-to-business (“B2B”) software as a service (“SaaS”) market in Brazil and Latin America. Nuvini’s acquisition targets are generally profitable B2B SaaS companies with a consolidated business model, recurring revenue, positive cash generation and/or growth potential.

Nuvini’s business philosophy is to invest in established companies and foster an entrepreneurial environment that enables companies to become leaders in their respective industries, creating value through long- term partnerships with existing management teams and accelerating growth through improved commercial strategies, increased efficiency of internal processes and enhanced governance structures.

Reorganization transaction

On February 26, 2023, Nvni Group Limited, Nuvini Holdings Limited (an exempted company with limited liability in the Cayman Islands), Nuvini Merger Sub, Inc. (a Delaware corporation), and Mercato Partners Acquisition Corporation (a Delaware corporation, referred to as “Mercato”) entered into a Business Combination Agreement (“SPAC Merger”). According to this agreement, Nuvini Shareholders transferred all issued and outstanding ordinary shares of Nuvini, with a par value of US$0.00001 per share, to Nvni Group Limited in exchange for newly issued ordinary shares of Nvni Group Limited, also with a par value of US$0.00001 per share. Additionally, Nuvini Merger Sub, Inc. merged with Mercato, resulting in Mercato becoming a wholly-owned, indirect subsidiary of Nvni Group Limited.

Prior to the closing date of the transaction between the Company and Mercato, Nvni Group Ltd. was a holding company with no active trade or business. Nuvini S.A. maintained all relevant assets and liabilities and incurred all income and expenses. Therefore, the comparable consolidated financial information presented herein represents the consolidated financial statements of Nuvini S.A.

On September 29, 2023, Nuvini completed its business combination with Mercato. As a result, Nuvini’s Ordinary Shares and Warrants commenced trading on Nasdaq under the symbols “NVNI” and “NVNIW,” respectively, as of market open on October 2, 2023.

In accordance with IFRS 3 Business Combinations, Mercato did not meet the definition of a “business”, and therefore the Business Combination was considered a capital transaction and was accounted for as a share-based payment transaction under IFRS 2 Share-Based Payments, whereby Nuvini issued shares for Mercato’s net assets. Under this method of accounting, the acquisition of Mercato was stated at historical cost, with no goodwill or other intangible assets recorded.

The difference between the fair value of the equity instruments issued to acquire Mercato and the fair value of the identifiable net assets acquired represented a stock exchange listing expense.

Accordingly, the financial statements of Nuvini S.A. became the historical financial statements of Nuvini and the assets, liabilities and results of operations of Mercato was consolidated with Nuvini from the Closing Date.

Consolidated subsidiaries

The following table lists the Company’s subsidiaries as of June 30, 2024, and December 31, 2023. The subsidiaries have share capital consisting solely of ordinary shares that are held directly by the Company, and the proportion of ownership interests held equals the voting rights held by the Company. The country of incorporation or registration is also their principal place of business:

Subsidiaries	Place of Business/Country of Incorporation	Equity Ownership Held by the Company 12/31/2023	Equity Ownership Held by the Company 6/30/2024
Effecti Tecnologia Web LTDA. (“Effecti”)	Brazil	100%	100%
Leadlovers Tecnologia LTDA. (“Leadlovers”)	Brazil	100%	100%
Ipe Tecnologia LTDA. (“Ipe”)	Brazil	100%	100%
Dataminer Dados, Informacoes E DocumentosLTDA (“Datahub”)	Brazil	100%	100%
Onclick Sistemas de Informacao LTDA. (“Onclick”)	Brazil	100%	100%
Simplest Software LTDA (“Mercos”)	Brazil	57.91%	57.91%
Smart NX	Brazil	55%	55%
Nuvini S.A	Brazil	100%	100%
Nuvini LLC	United States of America	100%	100%

Effecti

Effecti sells access to the “My Effecti” platform, a tool used by companies that wish to participate in bids. Within the platform, bidders can find, register, dispute and monitor the notices issued by the Brazilian federal, state and municipal government through electronic trading sessions.

Leadlovers

Nuvini acquired 100% of the equity interest of Leadlovers, a company based in Curitiba, Paraná that delivers an all-in-one digital marketing platform. Leadlovers offers a 100% online platform to optimize companies’ digital marketing strategy and assist entrepreneurs in enhancing online sales, allowing them to streamline and automate repetitive marketing processes.

Ipe

Nuvini acquired 100% of the equity interest in Ipe, a company based in Uberlândia, Minais Gerais, which serves as the largest enterprise resource planning (“ERP”) service provider for eyeglass shops. Ipe offers store owners an ERP system subscription that aims to help manage stores, meet tax obligations and optimize sales.

Datahub

Nuvini acquired 100% of the equity interest in Datahub, a company based in Tupã, São Paulo that offers an innovative data intelligence platform, uniting cutting-edge technology and new data sources. Datahub utilizes sophisticated and efficient data analytics, machine learning, and customer knowledge to drive efficiencies in marketing, sales, risk, and compliance actions, while prioritizing responsible data management to protect its customers’ business.

Onclick

Nuvini acquired 100% of the equity interest in Onclick, a company based in Marília, State of São Paulo. Onclick comprises three subsidiaries; Onclick Sistemas de Informacao LTDA, APIE.COMM Tecnologia LTDA (“Apie.comm”), and Commit Consulting LTDA. (“Commit”). Onclick controls 100% of the subsidiaries and they offer the following services to the market:

●	A management ERP for retail, e-commerce, industry, distribution and services.

●	Business management in technology offering IT solutions and business processes tailored to its customers.

●	Complete integration solution to support various technologies involved in e-commerce operations.

Mercos

Nuvini acquired 100% of the equity interest in Mercos, a software company that organizes and automates the activities of independent sales representatives and sales orders from manufacturers and distributors. Mercos is focused on providing e-commerce and sales solutions for B2B entities. In November 2022, the Company amended the Mercos agreement reselling 42.09% of the Mercos shares to the previous seller.

Smart NX

Nuvini acquired 55% of the equity interest in Smart NX, a company in Matias Barbosa, Minas Gerais, Brazil. Smart NX operates under two subsidiaries, Smart NX and Smart NX LTDA. Smart NX is the directly owned subsidiary. Smart NX is a limited liability company duly organized under the laws of Brazil and based in Matias Barbosa, Minas Gerais, Brazil. Smart NX builds digital client experience journeys that connect B2C companies with their clients via sales billing and client service. Smart NX delivers a full digital journey for its clients for higher client service efficiency, increases in sales and collections, cost reductions through digitalized operation and higher client satisfaction.

Nuvini S.A.

Nuvini S.A. is a corporation duly incorporated under the laws of Brazil, with its head office at Rua Jesuíno Arruda, No. 769, Suite 20B, Itaim Bibi, São Paulo, Brazil. 04.532-082. Nuvini S.A. acquires and operates software companies within SaaS markets in Brazil. Nuvini S.A. is the leading private serial software business acquirer in Brazil and intends to use funding and capital markets access to continue expanding its acquisition strategy in Brazil and Latin America.

Nuvini LLC

Nuvini LLC was incorporated in the United States of America to explore opportunities for strategic partnerships abroad.

Note 1. Corporate and business information

Nvni Group Limited (“Nvni Group” “Nuvini” or the “Company”) is a Cayman Island exempted limited liability company, incorporated on November 16, 2022. The registered office of the Company is CO Services Cayman Limited, P.O. Box 10008, Willow House, Cricket Square, Grand Cayman, KY1-1001, Cayman Islands. The Company’s principal executive office is located at Rua Jesuíno Arruda, nº769, sala 20B, Itaim Bibi, in São Paulo, Brazil.

Nvni Group is a holding company and conducts substantially all of its business through Nuvini S.A. and its acquired subsidiaries (collectively, the “Nuvini Acquired Companies”). For periods prior to February 26, 2023, the financial statements represent the results of operations of Nuvini S.A. and periods after February 26, 2023, represent the results of operations of Nvni Group. Nuvini and its subsidiaries, including the Nuvini Acquired Companies, will be referred to collectively herein as the “Group”.

Nuvini’s strategy is focused on acquiring and operating established companies in the business-to-business (“B2B”) software as a service (“SaaS”) market in Brazil and Latin America. Nuvini’s acquisition targets are generally profitable B2B SaaS companies with a consolidated business model, recurring revenue, positive cash generation and/or growth potential.

Nuvini’s business philosophy is to invest in established companies and foster an entrepreneurial environment that enables companies to become leaders in their respective industries, creating value through long- term partnerships with existing management teams and accelerating growth through improved commercial strategies, increased efficiency of internal processes and enhanced governance structures.

Reorganization transaction

On February 26, 2023, Nvni Group Limited, Nuvini Holdings Limited (an exempted company with limited liability in the Cayman Islands), Nuvini Merger Sub, Inc. (a Delaware corporation), and Mercato Partners Acquisition Corporation (a Delaware corporation, referred to as “Mercato”) entered into a Business Combination Agreement (“SPAC Merger”). According to this agreement, Nuvini Shareholders transfered all issued and outstanding ordinary shares of Nuvini, with a par value of US$0.00001 per share, to Nvni Group Limited in exchange for newly issued ordinary shares of Nvni Group Limited, also with a par value of US$0.00001 per share. Additionally, Nuvini Merger Sub, Inc. merged with Mercato, resulting in Mercato becoming a wholly-owned, indirect subsidiary of Nvni Group Limited.

Prior to the closing date of the transaction between the Company and Mercato, Nvni Group Ltd. was a holding company with no active trade or business. Nuvini S.A. maintained all relevant assets and liabilities and incurred all income and expenses. Therefore, the comparable consolidated financial information presented herein represents the consolidated financial statements of Nuvini S.A.

On September 29, 2023, Nuvini completed its business combination with Mercato. As a result, Nuvini’s Ordinary Shares and Warrants commenced trading on Nasdaq under the symbols “NVNI” and “NVNIW,” respectively, as of market open on October 2, 2023.

In accordance with IFRS 3 Business Combinations, Mercato did not meet the definition of a “business”, and therefore the Business Combination was considered a capital transaction and was accounted for as a share-based payment transaction under IFRS 2 Share-Based Payments, whereby Nuvini issued shares for Mercato’s net assets. Under this method of accounting, the acquisition of Mercato was stated at historical cost, with no goodwill or other intangible assets recorded.

The difference between the fair value of the equity instruments issued to acquire Mercato and the fair value of the identifiable net assets acquired represented a stock exchange listing expense.

Accordingly, the financial statements of Nuvini S.A. became the historical financial statements of Nuvini and the assets, liabilities and results of operations of Mercato was consolidated with Nuvini from the Closing Date.

Consolidated subsidiaries

The following table lists the Company’s subsidiaries as of December 31, 2023. The subsidiaries have share capital consisting solely of ordinary shares that are held directly by the Company, and the proportion of ownership interests held equals the voting rights held by the Company. The country of incorporation or registration is also their principal place of business:

Subsidiaries	Place of Business/Country of Incorporation	Equity Ownership Held by the Company 12/31/2023	Equity Ownership Held by the Company 12/31/2022
Effecti Tecnologia Web LTDA. (“Effecti”)	Brazil	100%	100%
Leadlovers Tecnologia LTDA. (“Leadlovers”)	Brazil	100%	100%
Ipe Tecnologia LTDA. (“Ipe”)	Brazil	100%	100%
Dataminer Dados, Informacoes E Documentos LTDA (“Datahub”)	Brazil	100%	100%
Onclick Sistemas de Informacao LTDA. (“Onclick”)	Brazil	100%	100%
Simplest Software LTDA (“Mercos”)	Brazil	57.91%	57.91%
Smart NX	Brazil	55%	-
Nuvini S.A	Brazil	100%	-
Nuvini LLC	United States of America	100%	100%

Effecti

On October 30, 2020, Nuvini acquired 100% of the equity interest of Effecti. Effecti sells access to the “My Effecti” platform, a tool used by companies that wish to participate in bids. Within the platform, bidders can find, register, dispute and monitor the notices issued by the Brazilian federal, state and municipal government through electronic trading sessions.

Leadlovers

On February 5, 2021, Nuvini acquired 100% of the equity interest of Leadlovers, a company based in Curitiba, Paraná that delivers an all-in-one digital marketing platform. Leadlovers offers a 100% online platform to optimize companies’ digital marketing strategy and assist entrepreneurs in enhancing online sales, allowing them to streamline and automate repetitive marketing processes.

Ipe

On February 19, 2021, Nuvini acquired 100% of the equity interest in Ipe, a company based in Uberlândia, Minais Gerais, which serves as the largest enterprise resource planning (“ERP”) service provider for eyeglass shops. Ipe offers store owners an ERP system subscription that aims to help manage stores, meet tax obligations and optimize sales.

Datahub

On February 24, 2021, Nuvini acquired 100% of the equity interest in Datahub, a company based in Tupã, São Paulo that offers an innovative data intelligence platform, uniting cutting-edge technology and new data sources. Datahub utilizes sophisticated and efficient data analytics, machine learning, and customer knowledge to drive efficiencies in marketing, sales, risk, and compliance actions, while prioritizing responsible data management to protect its customers’ business.

Onclick

On April 22, 2021, Nuvini acquired 100% of the equity interest in Onclick, a company based in Marília, State of São Paulo. Onclick comprises three subsidiaries; Onclick Sistemas de Informacao LTDA, APIE.COMM Tecnologia LTDA (“Apie.comm”), and Commit Consulting LTDA. (“Commit”). Onclick controls 100% of the subsidiaries and they offer the following services to the market:

●	A management ERP for retail, e-commerce, industry, distribution and services.

●	Business management in technology offering IT solutions and business processes tailored to its customers.

●	Complete integration solution to support various technologies involved in e-commerce operations.

Mercos

On June 30, 2021, Nuvini acquired 100% of the equity interest in Mercos, a software company that organizes and automates the activities of independent sales representatives and sales orders from manufacturers and distributors. Mercos is focused on providing e-commerce and sales solutions for B2B entities. In November 2022, the Company amended the Mercos agreement reselling 42.09% of the Mercos shares to the previous seller.

Smart NX

On January 25, 2023, and amended on June 8, 2023, and August 1, 2023, Nuvini acquired 55% of the equity interest in Smart NX, a company in Matias Barbosa, Minas Gerais, Brazil. Smart NX operates under two subsidiaries Smart NX and Smart NX LTDA. Smart NX is the directly owned subsidiary. Smart NX is a limited liability company duly organized under the laws of Brazil and based in Matias Barbosa, Minas Gerais, Brazil. Smart NX builds digital client experience journeys that connect B2C companies with their clients via sales billing and client service. Smart NX delivers a full digital journey for its clients for higher client service efficiency, increases in sales and collections, cost reductions through digitalized operation and higher client satisfaction.

Nuvini S.A.

Nuvini S.A. is a corporation duly incorporated and organized on October 21, 2020, under the laws of Brazil, with its head office at Rua Jesuíno Arruda, No. 769, Suite 20B, Itaim Bibi, São Paulo, Brazil. 04.532-082. Nuvini S.A. acquires and operates software companies within SaaS markets in Brazil. Nuvini S.A. is the leading private serial software business acquirer in Brazil and intends to use funding and capital markets access to continue expanding its acquisition strategy in Brazil and Latin America.

Nuvini LLC

Nuvini LLC was incorporated on November 9, 2020 in the United States of America to explore opportunities for strategic partnerships abroad. Nuvini LLC has no relevant operations for the years ended December 31, 2023, 2022 and 2021.